Commitment and Contingencies - Additional Information (Details) - Sammon v. Ecomomou - Subsequent Event $ in Thousands	8 Months Ended
Aug. 22, 2017 USD ($)
Compensatory damages
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 1,560
Treble punitive damages
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 4,680